Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Annual lease payments for land		$ 729
Annual lease payments for land due on aggregate remaining years		15,778
Estimated annual commitments through 2016		12,095
Aggregate amount of the commitments for the remaining years		38,181
Future contractual cash obligation, 2012		884
Future contractual cash obligation, 2013		903
Future contractual cash obligation, 2014		923
Future contractual cash obligation, 2015		943
Future contractual cash obligation, 2016		964
Future contractual cash obligation, thereafter		13,385
Estimated capital expenditures required fiscal year		11,873
Estimated capital expenditures required next two year		3,500
Aggregate amount accrued for loss contingencies		11,198
Amount probable of recovery through insurance		1,651
Number of additional plaintiffs	35
Proposed penalty related to sanitary overflows			$ 364
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2014
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2051